Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10 - Commitments and Contingencies

Lease commitments

The premises and facilities occupied by the Company are leased under various operating lease agreements. Furthermore, the Company has entered into several operating lease agreements for motor vehicles in Israel.

The agreements related to leases in Israel are in Israeli Shekel ("ILS") or in ILS, linked to the Israeli Consumer Price Index or to the US Dollars. The agreements related to leases in the USA are in US Dollars and the agreements related to leases in Denmark are in Danish Krone ("DKK").

The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2017, are as follows:

Year ended December 31	US$ thousands
2018	1,665
2019	1,211
2020 and on	226

Of the amounts above, US$ 50 thousand in 2018, relate to related parties.

Rental expenses under the lease agreements for the years ended December 31, 2015, 2016 and 2017 were US$ 1,403 thousand, US$ 1,563 thousand and US$ 1,760 thousand, respectively.